PROPERTY AND EQUIPMENT, NET - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) m²	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Property, Plant and Equipment [Line Items]
Accumulated depreciation and amortization of property and equipment held under finance lease	$ 65
Cost of property and equipment held under finance lease	$ 1,260
Description of annual fee per square meter for years one to three	MOP0.75 (equivalent to $0.09)
Description of annual fee per square meter for years four to ten	MOP2.5 (equivalent to $0.3)
Depreciation and amortization expenses of property and equipment	$ 194,617	$ 158,746	$ 113,028
Studio City Casino [Member]
Property, Plant and Equipment [Line Items]
Area of land | m²	28,784.3